FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS: (Tables)	12 Months Ended
Dec. 31, 2011
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS:
Schedule of fair value and balance sheet location of the Company's derivative instruments

		LiabilityDerivatives
		FairValueasof
		December31,
($inmillions)	BalanceSheetLocation	2011	2010
Derivatives Designated as Hedging Instruments:
Foreign exchange contracts	Accrued expenses and other current liabilities	$-	$0.5
Total derivatives designated as hedging instruments		$-	$0.5

Derivatives Not Designated as Hedging Instruments:
Interest rate swaps	Accrued expenses and other current liabilities	$1.5	$2.2
	Other liabilities	0.7	17.3
Total derivatives not designated as hedging instruments		$2.2	$19.5
Total derivatives		$2.2	$20.0

Schedule of gains and losses reported in "Other Comprehensive Income" ("OCI") within Equity

	AmountofGainor(Loss)Recognizedin
	OCIonDerivativesandOtherFinancial
	Instruments(EffectivePortion)
	YearendedDecember31,
($inmillions)	2011	2010	2009
Derivatives in Cash Flow Hedging Relationships:
Foreign exchange contracts	$0.5	$0.5	$(0.5)

Net Investment Hedging Relationships:
Cross-currency interest rate swaps	$-	$-	$(16.5)
Euro-denominated debt	(9.9)	2.7	(21.4)
Total derivatives	$(9.9)	$2.7	$(37.9)

Schedule of gains reported in the Condensed Consolidated Statements of Operations

	AmountofGainor(Loss)
	RecognizedinIncomeonDerivatives			LocationofGainor(Loss)
	YearendedDecember31,			RecognizedinIncomeon
($inmillions)	2011	2010	2009	Derivatives
Derivatives Not Designated as Hedging Instruments:
Interest rate contracts	$0.5	$11.8	$4.0	Interest expense
Cross-currency interest rate swaps	-	1.6	(0.1)	Interest expense
Foreign exchange contracts	-	(0.2)	-	Selling, general and administrative expenses
Total derivatives	$0.5	$13.2	$3.9

Schedule of fair value of the Company's financial assets and liabilities that are required to be measured at fair value

	FairValueMeasurements
	AsofDecember31,2011			AsofDecember31,2010
($inmillions)	Total	Level1	Level2	Total	Level1	Level2
Assets
Cash equivalents	$154.7	$154.7	$-	$154.5	$154.5	$-
Government debt securities	0.9	0.9	-	-	-	-
Total assets at fair value	$155.6	$155.6	$-	$154.5	$154.5	$-

Liabilities
Interest rate swaps	$2.2	$-	$2.2	$19.5	$-	$19.5
Foreign exchange contracts	-	-	-	0.5	-	0.5
Total liabilities at fair value	$2.2	$-	$2.2	$20.0	$-	$20.0